Short-term Borrowings and Long-term Debt	12 Months Ended
Aug. 02, 2015
Debt Disclosure [Abstract]
Short-term Borrowings and Long-term Debt
Short-term Borrowings and Long-term Debt
Short-term borrowings consist of the following:

	2015	2014
Commercial paper	$1,532	$1,406
Current portion of long-term debt	—	300
Variable-rate bank borrowings	1	47
Fixed-rate bank borrowings	9	17
Capital leases	1	1
	$1,543	$1,771

As of August 2, 2015, the weighted-average interest rate of commercial paper, which consisted of U.S. borrowings, was 0.58%. As of August 3, 2014, the weighted-average interest rate of commercial paper, which consisted of U.S. borrowings, was 0.27%.
At August 2, 2015, we had $1,543 of short-term borrowings due within one year, of which $1,532 was comprised of commercial paper borrowings. As of August 2, 2015, we issued $50 of standby letters of credit. We have a committed revolving credit facility totaling $2,200 that matures in December 2018. This facility remained unused at August 2, 2015, except for $3 of standby letters of credit that we issued under it. This revolving credit facility supports our commercial paper programs and other general corporate purposes. We may also increase the commitment under the credit facility up to an additional $500, upon the agreement of either existing lenders or of additional banks not currently parties to the existing credit agreements.
Long-term debt consists of the following:

Type	Fiscal Year of Maturity	Rate	2015	2014
Notes	2015	3.38%	$—	$300
Notes	2017	3.05%	400	400
Notes	2019	4.50%	300	300
Notes	2021	4.25%	500	500
Debentures	2021	8.88%	200	200
Notes	2023	2.50%	450	450
Notes	2025	3.30%	300	—
Notes	2043	3.80%	400	400
Capital leases			10	3
Other(1)			(8)	(9)
Total			$2,552	$2,544
Less current portion			—	300
Total long-term debt			$2,552	$2,244
_______________________________________

(1)	Other includes unamortized net premium/discount on debt issuances.
In March 2015, we issued $300 of 3.30% notes that mature on March 19, 2025. Interest on the notes is due semi-annually on March 19 and September 19, commencing on September 19, 2015. The notes may be redeemed in whole, or in part, at our option at any time at the applicable redemption price. In certain circumstances, we may be required to repurchase some or all of the notes upon a change in control of our company and a downgrade of the notes below investment grade.
Principal amounts of long-term debt mature as follows: $1 in 2016; $401 in 2017; $1 in 2018; $301 in 2019; $0 in 2020; and a total of $1,857 in periods beyond 2020.